SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 383,539
2025	137,588
2026	120,958
2027	59,860
Total minimum lease payments	701,945
Less: present value discount	(40,264)
Present value of minimum lease payments	$ 661,681	$ 532,402